Trading derivatives (assets and liabilities) and Short positions (Tables)	12 Months Ended
Dec. 31, 2018
Trading derivatives
Financial instruments
Schedule of financial instruments

	12/31/2017		12/31/2018
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	58,895	61,027	71,269	71,578
Currency risk	105,424	109,813	82,619	80,986
Market price risk	942	442	1,065	1,163
	165,261	171,282	154,953	153,727

Short positions
Financial instruments
Schedule of financial instruments

	12/31/2017	12/31/2018

Securities loans:
Debt instruments	21,050	27,279
Equity instruments	82	960
	21,132	28,239
Short sales:
Debt instruments (*)	47,311	73,515
	68,443	101,754